OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities

	As at December 31, 2018	As at December 31, 2017
Deposit on Pascua-Lama silver sale agreement[1]	$811	$805
Deposit on Pueblo Viejo gold and silver streaming agreement[1]	426	459
Long-term income tax payable	270	259
Derivative liabilities (note 25f)	—	2
Provision for offsite remediation	57	45
Other	179	174
	$1,743	$1,744